Auditor's remuneration (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of products and services [line items]
Audit fees	£ 20	£ 19	£ 17
Total Auditor's remuneration	47	41	38
KPMG
Disclosure of products and services [line items]
Audit fees	41	33	31
All other fees	1	0	1
Tax fees	0	0	0
Subsidiaries
Disclosure of products and services [line items]
Audit fees	18	14	13
Other audit related fees
Disclosure of products and services [line items]
Audit fees	8	7	7
Other audit related fees | KPMG
Disclosure of products and services [line items]
Audit fees	5	5	3
Other services
Disclosure of products and services [line items]
All other fees	£ 1	£ 1	£ 1